Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Summarized Details of Short-Term Borrowings

The following table summarizes the details of short-term borrowings at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Borrowings from BOK	(Won)	1,433,730	1.11%	(Won)	995,998	1.07%
Borrowings in foreign currencies		1,771,522	3.18%		2,026,208	1.90%
Borrowings from trust accounts		1,475,802	1.90%		1,281,898	2.47%
Call money		2,398,062	2.42%		1,333,618	2.72%
Debentures in won		708,748	6.03%		19,722	5.82%
Other borrowings(1)		1,926,993	6.01%		2,413,815	6.62%

	(Won)	9,714,857		(Won)	8,071,259

Note:

(1)	Mostly relate to borrowings from other financial institutions.